Note 2 - Liquidity (Details Textual) - BTIG, LLC [Member] - USD ($) shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Common Stock, Value, Subscriptions	$ 20	$ 20
Stock Issued During Period, Shares, New Issues (in shares)	0	0